Financial assets - Past due receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Past-due receivables	$ 31,339	$ 64,500
0-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Past-due receivables	22,085	54,428
90-180 days
Disclosure of financial assets that are either past due or impaired [line items]
Past-due receivables	5,316	9,011
180-360 days
Disclosure of financial assets that are either past due or impaired [line items]
Past-due receivables	$ 3,938	$ 1,061